Shareholder Fees - VIPHighIncomePortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPHighIncomePortfolio-InvestorPRO | VIP High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)